Long-Term Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Long-Term Investments (Details) [Line Items]
Investment	$ 1,227,070	$ 310,000
Equity interest rate	49.00%	80.00%
Incurred net loss		$ 195,048	$ 22,245
Cash		$ 400,000
Impairment of investment	412,707
Maximum [Member]
Long-Term Investments (Details) [Line Items]
Equity interest rate		70.00%
Profit earned rate		51.00%
Unrelated third party investor rate		51.00%
Minimum [Member]
Long-Term Investments (Details) [Line Items]
Equity interest rate		30.00%
Profit earned rate		49.00%
Unrelated third party investor rate		49.00%
Liangxi [Member]
Long-Term Investments (Details) [Line Items]
Incurred net loss	173,490
Equity loss	$ 85,010